MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.9%
Communication Services - 5.9%
Integrated Telecommunication Services - 5.9%
AT&T, Inc.	48,573	$1,206,553
Verizon Communications, Inc.	20,406	831,137
Total Communication Services		2,037,690

Consumer Discretionary - 3.7%
Restaurants - 3.7%
McDonald's Corp.	2,579	788,220
Starbucks Corp.	5,626	473,765
Total Consumer Discretionary		1,261,985

Consumer Staples - 8.0%
Packaged Foods & Meats - 1.4%
General Mills, Inc.	10,793	501,875

Soft Drinks & Non-alcoholic Beverages - 4.2%
Coca-Cola Co.	13,529	945,812
PepsiCo, Inc.	3,577	513,371
		1,459,183
Tobacco - 2.4%
Philip Morris International, Inc.	5,115	820,446
Total Consumer Staples		2,781,504

Energy - 11.3%
Integrated Oil & Gas - 6.3%
Chevron Corp.	6,366	970,242
Exxon Mobil Corp.	10,115	1,217,239
		2,187,481
Oil & Gas Storage & Transportation - 5.0%
ONEOK, Inc.	10,645	782,408
Pembina Pipeline Corp.	24,449	930,529
		1,712,937
Total Energy		3,900,418

Financials - 15.2%
Diversified Banks - 8.2%
Citigroup, Inc.	14,070	1,641,828
Wells Fargo & Co.	12,669	1,180,751
		2,822,579
Diversified Financial Services - 1.5%
Voya Financial, Inc.	6,954	518,003

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Financial Exchanges & Data - 3.0%
CME Group, Inc.	3,839	$1,048,354

Life & Health Insurance - 2.5%
Prudential Financial, Inc.	7,753	875,159
Total Financials		5,264,095

Health Care - 8.0%
Health Care Equipment - 2.8%
Medtronic PLC	10,251	984,711

Pharmaceuticals - 5.2%
Johnson & Johnson	4,857	1,005,156
Merck & Co., Inc.	7,429	781,977
		1,787,133
Total Health Care		2,771,844

Industrials - 13.3%
Aerospace & Defense - 5.9%
General Dynamics Corp.	3,089	1,039,943
Lockheed Martin Corp.	2,031	982,334
		2,022,277
Air Freight & Logistics - 2.5%
United Parcel Service, Inc. - Class B	8,580	851,050

Construction Machinery & Heavy Transportation Equipment - 3.4%
Cummins, Inc.	2,332	1,190,369

Rail Transportation - 1.5%
Union Pacific Corp.	2,289	529,491
Total Industrials		4,593,187

Information Technology - 6.9%
Communications Equipment - 3.8%
Cisco Systems, Inc.	17,301	1,332,696

IT Consulting & Other Services - 3.1%
International Business Machines Corp.	3,578	1,059,839
Total Information Technology		2,392,535

Materials - 2.1%
Diversified Metals & Mining - 2.1%
Rio Tinto PLC - ADR	9,193	735,716

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Utilities - 13.5%
Electric Utilities - 10.2%
Duke Energy Corp.	6,883	$806,756
Entergy Corp.	12,491	1,154,543
Eversource Energy	12,212	822,234
Southern Co.	8,638	753,234
		3,536,767
Multi-Utilities - 3.3%
WEC Energy Group, Inc.	10,715	1,130,004
Total Utilities		4,666,771
TOTAL COMMON STOCKS (Cost $27,822,897)		30,405,745

EXCHANGE TRADED FUNDS - 2.5%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9,487	866,922
TOTAL EXCHANGE TRADED FUNDS (Cost $869,627)		866,922

CLOSED-END FUNDS - 2.2%
Main Street Capital Corp.	12,416	749,802
TOTAL CLOSED-END FUNDS (Cost $710,056)		749,802

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Real Estate - 2.2%
Telecom Tower REITs - 2.2%
Crown Castle, Inc.	8,424	748,641
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $892,322)		748,641

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.1%
First American Government Obligations Fund - Class X, 3.67% (a)	1,773,603	1,773,603
TOTAL MONEY MARKET FUNDS (Cost $1,773,603)		1,773,603

TOTAL INVESTMENTS - 99.9% (Cost $32,068,505)		$34,544,713
Other Assets in Excess of Liabilities - 0.1%		41,640
TOTAL NET ASSETS - 100.0%		$34,586,353

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MORGAN DEMPSEY LARGE CAP VALUE ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Morgan Dempsey Large Cap Value Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$30,405,745	$—	$—	$30,405,745
Real Estate Investment Trusts	748,641	—	—	748,641
Exchange Traded Funds	866,922	—	—	866,922
Closed-End Funds	749,802	—	—	749,802
Money Market Funds	1,773,603	—	—	1,773,603
Total Investments	$34,544,713	$—	$—	$34,544,713

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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